                                                                  Filed Pursuant
                                                                  to Rule 497(e)
                                                              (File Nos 33-25716
                                                                       811-5697)

                                     [LOGO]

                                 March 1, 1999

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

    The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund are both series of The Chapman Funds, Inc. Both funds are money market funds that seek to earn as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

THE FUNDS--AN OVERVIEW................................................................           4
  Investment Objectives and Principal Investment Strategies...........................           4
  Principal Risks.....................................................................           4
  Past Performance....................................................................           5
  Fund Expenses.......................................................................           6

YOUR ACCOUNT..........................................................................           7
  Purchasing Shares...................................................................           7
  Redeeming Shares....................................................................           8
  How and When Shares Are Priced......................................................           8
  How Your Purchase or Redemption
  Price is Determined.................................................................           8
  How You Can Receive Proceeds from a Redemption......................................           8

DISTRIBUTIONS AND TAXES...............................................................           9
  Dividends and Other Distributions...................................................           9
  Tax Information.....................................................................           9

MANAGEMENT............................................................................           9
  The Investment Adviser..............................................................           9
  The Management Fee..................................................................          10

INVESTMENT PROGRAM....................................................................          10
  Types of Portfolio Securities.......................................................          10
  Other Investment Limitations........................................................          11
  The Year 2000 Processing Issue......................................................          11

FINANCIAL HIGHLIGHTS..................................................................          12

                             THE FUNDS--AN OVERVIEW

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    Both funds seek to maximize the preservation of capital, liquidity and, consistent with these goals, the highest possible current income. A secondary goal for each fund is maintaining a stable share price. The strategy of each fund is to invest only in securities with maturities of thirteen months or less. Each fund will seek an average portfolio maturity of less than sixty days. Within these limits, the funds consider interest rate trends to determine their average portfolio maturity. Specifically, the funds seek to shorten their average maturity if the investment adviser expects an increase in interest rates and vice versa.

    THE CHAPMAN US TREASURY MONEY FUND will invest solely in US Treasury securities and repurchase agreements collateralized fully by such securities.

    THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND will invest in a diversified portfolio of high quality, domestic government, bank and commercial money market instruments. During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its stockholders. The fund has not experienced any activity, including subscriptions for the purchase of shares, since that time. However, because the fund is still authorized to sell shares to investors meeting the requirements set forth in this prospectus, information about the fund is presented throughout this prospectus where such information is appropriate.

PRINCIPAL RISKS

    As with any fixed income mutual fund, the value of your investment will fluctuate in response to price movements in the bond market. Therefore, you may lose money. INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the funds are as follows:

    THE CHAPMAN US TREASURY MONEY FUND invests only in securities backed by the federal government (or repurchase agreements collateralized by such securities) so it is primarily susceptible to market or interest rate risk. MARKET OR INTEREST RATE RISK is the chance of the decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

    THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND can invest in both federal government backed and non-federal government backed securities so it is susceptible to both market or interest rate risk and credit risk. CREDIT RISK is the chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation, economic forecasts, stock market conditions, and overall market psychology) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. The Chapman Institutional Cash Management Fund will seek to minimize its credit risk by investing at least 95% of its assets in investments rated in the highest short-term category.

    Both funds are managed to maintain a constant $1.00 share price. However, price stability is not guaranteed, and there is no assurance that the funds will avoid principal loss if interest rates rise sharply in an unusually short period. In addition, a fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when interest rates are falling.

PAST PERFORMANCE

    The bar charts below, which show the performance of The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund since each fund's first full year of operations, on a calendar year basis, indicate risk by illustrating how much returns can differ from one year to the next.

    The funds can experience short-term and long-term performance swings, as shown in the following charts by the best and worst calendar quarter returns during the years depicted in each chart. Of course, each fund's past performance is no guarantee of its future returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 CHAPMAN US TREASURY MONEY FUND
89                                         *
90                                     7.25%
91                                     5.19%
92                                     3.01%
93                                     2.41%
94                                     3.41%
95                                     5.18%
96                                     4.65%
97                                     4.85%

------------------------

* Total return for 1989 is excluded because the fund did not have a complete year of operations in 1989.

                                                                  QUARTER ENDED   TOTAL RETURN
                                                                  --------------  -------------
Best Quarter....................................................       7/31/90          1.79%
Worst Quarter...................................................       3/31/93          0.59%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND
89                                                    *
90                                                7.80%
91                                                    *
92
93
94
95
96
97

------------------------

* Total returns for 1989 and 1991 are excluded because the fund did not have a complete year of operations in 1989 and 1991.

                                                                  QUARTER ENDED   TOTAL RETURN
                                                                  --------------  -------------
Best Quarter....................................................       6/30/90          1.93%
Worst Quarter...................................................      12/31/90          1.86%

    The table shows The Chapman US Treasury Money Fund's average annual total returns for the 1- and 5-year periods and since inception through December 31, 1997.

                                    TABLE 1
                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                 PERIODS ENDED
                                                                               DECEMBER 31, 1997
                                                                     -------------------------------------
                                                                                                  SINCE
                                                                       1 YEAR       5 YEAR     INCEPTION*
                                                                     -----------  -----------  -----------
The Chapman US Treasury Money Fund.................................        4.85         4.45         5.69

------------------------

*   The inception of the fund occured in June 1989.

    These figures include changes in principal value, reinvested dividends, and capital gain, distributions, if any. The fund's $1.00 share price is not guaranteed.

    The fund's 7-day yield for The Chapman US Treasury Money Fund for the period ended October 31, 1998 was 3.65%. To obtain the current 7-day yield for the fund, please contract the fund directly by calling (800) 752-1013.

FUND EXPENSES

    The numbers in Table 2 describe the fees and expenses that you may pay if you buy and hold shares in the funds.

                                    TABLE 2
                         ANNUAL FUND OPERATING EXPENSES

                                                               THE CHAPMAN           THE CHAPMAN
                                                               US TREASURY       INSTITUTIONAL CASH
                                                               MONEY FUND*        MANAGEMENT FUND**
                                                            -----------------  -----------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    Management Fees.......................................            .50%                  .50%
    Other Expenses........................................            .44%***               .25%***
Total Annual Fund Operating Expenses......................            .94%***               .75%***

------------------------

  * The Chapman US Treasury Money Fund expenses and fees set forth in the table are for the period November 1, 1997 to October 31, 1998 and are expressed as a percentage of fiscal year 1998 average daily assets.

 ** The Chapman Institutional Cash Management Fund expenses and fees are estimated as there was no activity for the period November 1, 1997 to October 31, 1998.

*** Chapman Capital Management, Inc., which serves as each fund's investment adviser, has agreed to bear annual expenses (excluding income, excises and other taxes and extraordinary expenses) in excess of .65% of average daily net assets for The Chapman US Treasury Money Fund and .75% of average daily net assets for The Chapman Institutional Cash Management Fund at least until December 31, 1999. However, Chapman Capital Management's obligation is limited to the total of its advisory and administration fees, and there is no guarantee that Chapman Capital Management will continue to provide the funds with these fee waivers beyond December 31, 1999.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                                                                THE CHAPMAN         THE CHAPMAN
                                                                US TREASURY     INSTITUTIONAL CASH
                                                                MONEY FUND        MANAGEMENT FUND
                                                              ---------------  ---------------------
1 Year......................................................            96                  77
3 Years.....................................................           300                 240
5 Years.....................................................           520                 417
10 Years....................................................          1155                 930

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase shares of either fund by mail or by telephone and bank wire. Individuals may not purchase shares from either fund. Each fund requires a minimum initial investment of $1,000,000. There is no minimum for subsequent purchases.

    In addition, if The Chapman Funds, Inc. re-opens The Chapman Institutional Cash Management Fund for investment, you may also purchase shares by exchanging shares of one fund for shares in the other fund if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are also subject to the $1,000,000 minimum initial investment.

    The following table presents some procedures you should know about when investing in the funds.

BY MAIL

    To make an initial investment, send the fund's application and your check to:

       The Chapman Funds, Inc.
       World Trade Center--Baltimore
       28th Floor
       401 E. Pratt Street
       Baltimore, MD 21202

    Please make your check payable to The Chapman Funds, Inc.

BY WIRE

    To make a same day wire investment, call (800) 752-1013 by 12 noon (Eastern
Time).

    The following information will be required to open an account:

       -  Name and address for account registration

       -  Tax identification number

       -  Amount of wire transfer

       -  Name of bank

    Call your bank with instructions to transmit funds to:

       UMB Bank, N.A., ABA #10-10-00695
       For:
       Account #
       Name(s) of account registration

    Your bank may charge a wire fee.

    To open a new account, you should mail your completed application to The Chapman Funds, Inc.

BY EXCHANGE

    To request an exchange of shares of one fund into shares of another fund, call (800) 752-1013 or send a written request to:

       The Chapman Funds, Inc.
       World Trade Center--Baltimore
       28th Floor
       401 E. Pratt Street
       Baltimore, MD 21202

    NOTE: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

    THIS OPTION WILL ONLY BE AVAILABLE IF THE CHAPMAN FUNDS, INC. RE-OPENS THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND FOR INVESTMENT.

    IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES:

       - If you exchange shares of one fund for shares of the other fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

       - A fund may change or cancel exchange policies at any time, upon 60 days notice to stockholders.

       - An exchange of shares is treated like a sale of those shares; therefore, you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

       - Exchanges will be required to meet the minimum initial investment requirement of each fund.

REDEEMING SHARES

    You may redeem your shares at any time by mail, by telephone or by wiring instructions (which must include the stockholder's name and account number).

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or NAV) for a fund is calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If we receive your request to purchase, redeem or exchange shares in a fund in the correct form by 4 p.m. (Eastern Time), your transaction will be priced at that day's NAV. If we receive your request after 4 p.m., your transactions will be priced at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If we receive your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire.

    - EXCEPTION: Under certain circumstances and when deemed to be in each fund's best interests, your proceeds may not be sent for up to seven days after we receive your sale or exchange request.

    If you redeem shares that you just purchased and paid for by check, we will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    We will also wire sale proceeds to your broker's bank account for credit to you if you designate the broker's bank account for receipt of such proceeds on your account application or if you notify us prior to the time you would like to institute this privilege.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your application. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

       - The funds declare dividends daily to stockholders of record as of 12 noon (Eastern Time) on that day. The funds will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that you notify us of its intention to invest by 12 noon and we receive a wire payment by 4 p.m.

       -  Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    You need to be aware of the possible tax consequences when:

       -  You redeem fund shares, including an exchange from one fund to another

       -  The fund makes a distribution to your account.

    TAXES ON SALES (REDEMPTIONS)

    When you sell or redeem shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

    After the end of its tax year, the fund will send you Form 1099-B indicating the date and amount of each sale made in the fund during the prior year. The fund will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from the funds' long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxable as ordinary income. After the end of its tax year, the fund will send you Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. The fund will also report this information to the IRS. Distributions made by a fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISER

    --> ALL DECISIONS REGARDING THE PURCHASE AND SALE OF A FUND'S INVESTMENTS ARE MADE BY CHAPMAN CAPITAL MANAGEMENT.

    Chapman Capital Management, Inc. ("CCM") serves as the funds' investment adviser pursuant to advisory and administrative services agreements with each fund. CCM was established in 1988 and is located at the World Trade Center--Baltimore, 28th Floor, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has been an investment adviser since 1988. CCM has been the investment adviser of the funds since their inception in 1989. CCM served as the investment adviser of DEM, Inc., a closed end fund, from 1995 until its dissolution in 1998 and currently serves as the investment adviser for DEM Equity Fund, DEM Index Fund and DEM Fixed Income Fund, three other series of The Chapman Funds. In addition, CCM serves as portfolio manager to private accounts. As of January 31, 1999, CCM had approximately $613 million in assets under management.

    CCM provides investment advice to the funds and, in general, conducts the management and investment programs of the funds in accordance with each fund's investment objectives, policies and restrictions.

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr., who has been the President, Chief Executive Officer and Chairman of the Board of Directors of CCM since 1988, is primarily responsible to the management of the fund's assets.

    Mr. Chapman has served as President, Chief Executive Officer and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., which serves as the fund's distributor, in 1987 and has been its President, Chief Executive Officer and Chairman of the Board of Directors since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. Because Mr. Chapman is the Chief Executive Officer of a brokerage and investment banking firm, he does not devote his full time to the management of the fund's portfolio.

THE MANAGEMENT FEE

    Each fund pays Chapman Capital Management an annual advisory fee of .5% of the fund's average daily net assets and an administration fee of .1% of the fund's average daily net assets. Both fees are calculated daily and paid monthly.

                               INVESTMENT PROGRAM

    This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. Each fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

TYPES OF PORTFOLIO SECURITIES

    Both funds maintain an average maturity of 90 days or less and do not invest in securities with maturities of more than 13 months. The following pages describe the principal types of portfolio securities and investment management practices of the funds.

    THE CHAPMAN US TREASURY MONEY FUND

    The Chapman US Treasury Money Fund only invests in US Treasury securities and repurchase agreements collateralized by US Treasury securities.

    THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

    The Chapman Institutional Cash Management Fund may invest exclusively in U.S. dollar-denominated money market securities, including those issued by:

       -  the U.S. Government and its agencies and instrumentalities

       -  U.S. banks and U.S. branches of foreign banks

       -  corporate issuers

    The fund may also enter into repurchase agreements with primary dealers in U.S. Government securities or with U.S. banks with total assets of at least $1 billion.

    The fund may not invest more than 5% of its total assets in securities rated in the second-highest short-term category (or unrated equivalents). The rest of the fund's investments must consist of securities rated in the highest short-term category.

    The fund may not invest more than 25% of its total assets in obligations of U.S. branches of foreign banks.

OTHER INVESTMENT LIMITATIONS

    The following paragraphs describe additional investment policies and limitations to which the funds adhere.

    In general, neither fund will:

       -  Issue senior securities

       -  Borrow money

       -  Pledge or mortgage its assets

       -  Lend money or securities

       -  Invest more than 10% of its net assets in illiquid securities

    EXCEPTIONS: The funds may borrow money from banks for temporary purposes in amounts up to 25% of their total assets. In addition, The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes, provided that the fund's combined bank borrowings and reverse repurchase agreements do not exceed 25% of the value of its total assets.

    In order to change these investment policies and limitations, as well as the investment objectives of each of the funds, which are designated as "fundamental policies," the funds must obtain stockholder approval.

    The funds also follow certain investment policies which can be changed without stockholder approval. However, significant changes are discussed with stockholders in fund reports. Each fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

THE YEAR 2000 PROCESSING ISSUE

    Many computer programs use two digits rather than four to identify the year. Unless adapted, these programs will not correctly handle the change from "99" to "00" on January 1, 2000 and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations, including mutual funds and their investment advisers.

    CCM is taking steps intended to assure that its major computer systems are capable of Year 2000 processing, including assessing, testing and modifying its own systems and confirming that its and the funds' service providers are Year 2000 compliant. CCM is also preparing a contingency plan intended to assure that third party noncompliance will not materially affect the operations of CCM or the fund.

    Companies, organizations, governmental entities and markets in which the funds invest will be affected by the Year 2000 issue, but at this time, we cannot predict the degree of impact. To the extent the effect is negative, the funds' returns could be adversely affected.

                              FINANCIAL HIGHLIGHTS

    Table 3 is intended to help you understand The Chapman US Treasury Money Fund's performance for the past five years. (The Chapman Institutional Cash Management Fund has not been active since 1991.) Certain information reflects financial results for a single fund share. The total returns in the table represent the return that an investor would have earned on an investment in a fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                    TABLE 3
                              FINANCIAL HIGHLIGHTS

                                              FOR THE YEARS ENDED OCTOBER 31,
                                   -----------------------------------------------------
                                     1998       1997       1996       1995       1994
                                   ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of
  Period.........................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income............      .0477     0.0470     0.0464      0.497      0.294
LESS DISTRIBUTIONS
Dividends (from net investment
  income)........................      .0477     0.0470     0.0464      0.497      0.294
Net Asset Value, End of Period...  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
Total Return.....................       4.88%      4.80%      4.74%      5.09%      3.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
  omitted).......................  $  76,479  $  60,210  $  55,129  $  34,371  $  20,011
Ratio of Expenses to Average Net
  Assets*........................       0.65%      0.67%      0.75%      0.75%      0.75%
Ratio of Expenses to Average Net
  Assets (prior to
  reimbursement)*................       0.94%      0.93%      0.87%      0.97%      1.12%
Ratio of Net Investment Income to
  Average Net Assets.............       4.75%      4.72%      4.63%      5.02%      2.94%

------------------------

* Chapman Capital Management, Inc., the fund's investment adviser, has agreed to bear all expenses (excluding income, excise and other taxes, and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis. Prior to January 1, 1997 the fund's expenses were limited to .75% of average daily net assets on an annual basis.

                                     [LOGO]

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

    A Statement of Additional Information which contains additional information about the funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about the funds' investments is available in the annual and semi-annual stockholder reports. To obtain free copies of any of these documents or for stockholder inquiries, call (800) 752-1013.

    Fund reports and Statements of Additional Information are also available from the Securities and Exchange Commission by calling (800) SEC-0330 or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009 (you will be charged a duplicating fee); by visiting the SEC's public reference room; or by consulting the SEC's web site at www.sec.gov.

                                                         The Chapman Funds, Inc.

                                                   World Trade Center--Baltimore

                                             401 East Pratt Street, 28(th) Floor

                                                       Baltimore, Maryland 21201

                                                                  (800) 752-1013

                                                                 www.demdata.com

                                                      1940 ACT FILE NO. 811-5697

                                                  Filed Pursuant to Rule 497(e)
                                                 (File No.: 33-25716  811-5697)

                       STATEMENT OF ADDITIONAL INFORMATION

                                March 1, 1999

                             THE CHAPMAN FUNDS, INC.

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

                          World Trade Center--Baltimore
                        401 East Pratt Street, 28th Floor
                            Baltimore, Maryland 21202
                        (410) 625-9656 or (800) 752-1013


This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Company's prospectus dated December 30, 1998 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds' distributor, The Chapman Co., World Trade Center--Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling (410) 625-9656 or (800) 752-1013.


                                    Contents
                                    --------

         Investment Objectives
          and Policies              B- 2
         Investment Program         B- 2           Dividends                  B-21
         Management                 B- 9           Taxes                      B-21
         Purchase of Shares         B-17           Yield                      B-22
         Exchanges                  B-17           Capital Stock              B-23
         Redemption of Shares       B-18           Counsel to the Company     B-24
         Portfolio Transactions     B-19           Independent Auditors       B-24
         Net Asset Value            B-20           Financial Statements       B-24


                       INVESTMENT OBJECTIVES AND POLICIES


         The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund (each a "Fund" and collectively the "Funds") are each a series of The Chapman Funds, Inc., an open-end management investment company, known as a "series fund" (the "Company"; the Funds and each other series of the Company are herein referred to as a "Series"). Both Funds are considered diversified under the Investment Company Act of 1940 (the "1940 Act").

         The Chapman US Treasury Money Fund invests in US Treasury obligations and repurchase agreements fully collateralized by such obligations.

         The Chapman Institutional Cash Management Fund invests in high quality short-term money market securities, including US Government obligations, bank instruments, commercial paper and repurchase agreements.

         The following information supplements the discussion of the investment policies of the Funds found in the Prospectus. Except for the investment objectives and policies of The Chapman US Treasury Money Fund and the matters specified under "Investment Limitations" in the Prospectus and in this Statement of Additional Information, all matters described herein and in the Prospectus are not fundamental and may be changed without the approval of stockholders. Each Fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented.


                               INVESTMENT PROGRAM

Investments

         Set forth below is additional information about certain of the investments described in the Fund's prospectus.

         The Chapman Institutional Cash Management Fund will limit its portfolio investments to US dollar-denominated instruments that the Company's Board of Directors determines present minimal credit risk (based on factors in addition to the rating assigned to the security by the rating agency) and which are eligible securities at the time of acquisition. Eligible securities include those rated in one of the two highest rating categories for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. Eligible securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors.

         At least 95% of the total assets of The Chapman Institutional Management Fund will be invested in eligible securities which are first tier securities (as defined in Rule 2a-7). First tier securities include eligible securities rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. First tier securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors. The Chapman Institutional Cash Management Fund may invest up to 5% of its total assets in eligible securities which are not first tier securities, but not more than the greater of 1% of its total assets or $1,000,000 may be invested in eligible securities of any issuer which are not first tier securities.

         The Chapman Institutional Cash Management Fund will not invest more than 5% of its total assets in securities (other than government securities) issued by a single issuer, although it may do so for up to three business days. The limitations in this paragraph and the preceding one apply to the securities underlying a repurchase agreement, rather than to the counterparty to the repurchase agreement.

         Government Securities are marketable securities which are direct obligations of or are guaranteed by the US Government or its agencies or instrumentalities.

         US Treasury bills, notes and bonds are direct obligations of the US Government. Treasury bills mature in one year or less. Treasury notes mature in one to ten years. Treasury bonds mature after more than ten years. The Funds will invest in Treasury bills, notes and bonds having a maturity or remaining maturity of one year or less.

         Obligations of US Government agencies and instrumentalities are not obligations of the US Government, although in some cases payment of interest and principal on these obligations is guaranteed by the US Government. Examples of these securities include those issued by or guaranteed by the Government National Mortgage Association, the Export-Import Bank, The Federal Farm Credit System, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

         Bank instruments are limited to certificates of deposit, banker's acceptances and fixed time deposits.

         A certificate of deposit is a short-term negotiable certificate issued by a bank, savings bank or savings and loan association against deposited funds which is either interest-bearing or purchased on a discount basis. Certificates of deposit may have variable interest rates which are periodically adjusted prior to maturity based upon a designated market rate.

         A bankers' acceptance is a time draft drawn on a commercial bank usually by a commercial borrower in connection with international commerce. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at face amount at maturity, usually within six months.

         A fixed time deposit is an obligation of a bank, savings bank or savings and loan association which is payable at a stated maturity date and bears a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. The Chapman Institutional Cash Management Fund will not invest more than 10% of its net assets in fixed time deposits having a maturity of more than seven days and other securities which are not readily marketable.

         The Chapman Institutional Cash Management Fund will invest in instruments of US banks, savings banks and savings and loan associations having total assets of at least $1 billion and in dollar-denominated instruments of US branches of foreign banks, if the foreign bank has total assets of at least $1 billion or the equivalent in other currencies.

         Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by The Chapman Institutional Cash Management Fund are insured by the FDIC (although such insurance may not be of benefit to the Fund, depending upon the nature and principal amount of the obligation of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, US banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

         Obligations of US branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

         Although obligations of savings banks and savings and loan associations and US branches of foreign banks may be higher yielding than obligations of US banks, investment in these obligations may involve greater risk. These risks may include less extensive regulation, supervision and examination of, and limited public availability of information concerning, US branches of foreign banks. Obligations of US branches of foreign banks may be limited obligations of the US branches and may not necessarily be insured by the FDIC.

         There is no limitation on the portion of the assets of The Chapman Institutional Cash Management Fund which may be invested in obligations of US banks. Not more than 5% of its total assets may be invested in obligations of savings banks and savings and loan associations and not more than 25% of its total assets may be invested in obligations of US branches of foreign banks.

         Commercial Instruments are short-term unsecured promissory notes issued by corporations to finance their short-term credit needs, usually sold at a discount with a maturity of less than nine months. The Chapman Institutional Cash Management Fund may invest in commercial instruments which are issued under
Section 4(2) of the Securities Act of 1933 and are restricted as to disposition. The Fund will not invest more than 10% of its net assets in such instruments and other securities which are not readily marketable.

         Commercial Paper Ratings

         Moody's Investors Service, Inc. ("Moody's") describes its two highest commercial paper ratings as follows: "P-1--the highest grade possessing greater relative strength; P-2--second highest grade possessing less relative strength than the highest grade." Standard & Poor's Corporation ("S&P") describes its two highest commercial paper ratings as follows: "A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2-- investment grade category possessing less relative strength than the highest rating."

         If a portfolio security ceases to be a first tier security, as defined in Rule 2a-7 of the 1940 Act, (either because it no longer has the highest rating from the requisite nationally recognized statistical rating organization or the Board of Directors determines that it is no longer of comparable quality to a first tier security), the security will be disposed of unless it matures within five days or unless the Board of Directors determines that other action is in the best interests of the Fund and its shareholders.

         Floating and Variable Rate Obligations include obligations issued by or guaranteed by agencies or instrumentalities of the US Government, certificates of deposit and commercial instruments. The rates on these instruments vary with changes in a specified market rate or index, such as the prime rate, and at specified intervals. Instruments of this type having maturities exceeding 397 days may be purchased and will be treated as having a maturity of less than one year if the conditions of Rule 2a-7 under the 1940 Act are satisfied.

         The Chapman Institutional Cash Management Fund will purchase floating and variable rate obligations of issuers which meet the requirements described previously. Certain floating and variable rate obligations carry a demand feature that would permit the holder to tender them back to the issuer or to a remarketing agent prior to maturity, in most cases upon notice of seven days or less. If the notice period exceeds seven days, the Board of Directors will monitor on an ongoing basis the liquidity of the demand instrument. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Company between that bank and the Fund's custodian.

         Repurchase Agreements involve the acquisition of an underlying US Government obligation, subject to an obligation of the seller to repurchase, and the Fund to resell the instrument at an agreed time and price. The Chapman US Treasury Money Fund will only enter into repurchase agreements collateralized fully by US Treasury securities. The resale price will reflect an agreed upon market rate effective for the period of time the Fund's money will be invested in the security and may not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security (reduced by the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults) will at least be equal to the resale price provided in the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, as similarly reduced, will on each day at least be equal to the resale price provided in the repurchase agreement. Chapman Capital Management, Inc., the Funds' investment adviser, will monitor compliance with this requirement on an on-going basis. Repurchase agreements entered into by the Funds will generally have a term of not more than seven days from purchase, although the underlying securities may have longer terms.

         The Funds will enter into repurchase agreements only with primary dealers in US Government securities or with US banks with total assets of at least $1 billion. The Funds will consider on an ongoing basis the credit worthiness of the institutions with which they enter into repurchase agreements. If the seller under a repurchase agreement fails to repurchase the obligation in accordance with the agreement, the Fund could experience losses that may include possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights, additional expenses, possible loss of income or proceeds of the repurchase, and possible delay in the disposition of the underlying security pending court action. Repurchase agreements are considered to be loans under the 1940 Act, collateralized by the underlying securities.

         Reverse Repurchase Agreements involve the sale of portfolio securities and an agreement to repurchase them from the buyer at a particular date and price. The Chapman US Treasury Money Fund will not enter into reverse repurchase agreements. The Chapman Institutional Cash Management Fund will use reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating portfolio securities during adverse market conditions when the income on the portfolio securities which would otherwise be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

         When The Chapman Institutional Cash Management Fund enters into a reverse repurchase agreement, its custodian will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest). The Fund will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund and the use of reverse repurchase agreements is considered a form of leveraging under the 1940 Act. Reverse repurchase agreements may involve the risk that the market value of the securities sold may decline below the price at which the Fund is obligated to repurchase. The Fund will enter into reverse repurchase agreements only with primary dealers in US Government securities.

Investment Limitations

         The Funds may not issue senior securities, borrow money or pledge or mortgage their assets, except as described below. The Funds may borrow money from banks for temporary purposes in amounts up to 25% of the current value of their total assets. The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes and in amounts that combined with bank borrowings do not exceed 25% of the current value of its total assets. A Fund will not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the Fund's total assets. The Funds may not lend money or securities except to the extent that investments may be considered loans.

         Because The Chapman US Treasury Fund will invest only in US Treasury securities, and repurchase agreements fully collateralized by US Treasury securities, it will not invest more than 25% of its assets in investments in any industry. The Chapman Institutional Cash Management Fund may not invest more than 5% of the current value of its total assets in any one issuer, except the US Government and its agencies and instrumentalities, and may not invest more than 25% of the current value of its total assets in securities of issuers conducting their principal business activities in the same industry. The Chapman Institutional Cash Management Fund reserves freedom of action to invest more than 25% of its assets in obligations of domestic branches of domestic banks. There is no limit on the portion of the Fund's assets which may be invested in obligations of US banks. The Fund may not invest more than 5% of its total assets in obligations of savings banks and savings and loan associations and not more than 25% of its total assets in obligations of US branches of foreign banks.

         Neither Fund may invest more than 10% of its net assets in securities that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days and floating and variable rate obligations if the demand feature has a notice period of more than seven days.

         In addition to the foregoing limitations and the limitations described under "Investment Limitations" in the Prospectus, each of the Funds may not:

         (i) make short sales of securities, write put or call options or purchase securities on margin;

         (ii) underwrite securities of other issuers except to the extent that a Fund's purchase of certain investments from an issuer or an underwriter for the issue and subsequent disposition of such investments in accordance with the Fund's investment program may be deemed an underwriting;

         (iii) lend portfolio securities except to the extent that a reverse repurchase agreement may be deemed a loan of the securities which the Fund is obligated to repurchase;

         (iv) own more than 10% of the outstanding voting securities of any issuer;

         (v) purchase or sell real estate or real estate mortgage loans
(other than securities secured by real estate or interests in real estate or securities of issuers that invest in real estate or interests in real estate);

         (vi) purchase or sell commodities or commodity contracts including futures contracts; or

         (vii) purchase securities of other investment companies (except as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's stockholders).

         If a percentage limitation set forth in the Prospectus or herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of the limitation.

                                   MANAGEMENT

Board of Directors

         The Funds are managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between each Fund and other Series of the Company and between each Fund and persons who furnish services to the Funds, including the Funds' agreements with Chapman Capital Management, Inc., the Funds' investment adviser ("CCM"), and The Chapman Co., the Funds' distributor. The Board of Directors delegates to the Company's officers and CCM responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of CCM or The Chapman Co.

         The directors and officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by asterisk.


-------------------------------------------- -------- ---------------------------------- ----------------------------------
                                                                                         Principal Occupation(s) during
Name and Address                             Age      Position Held with the Company     Past 5 Years
-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
Nathan A. Chapman, Jr.*                      41       President, Director and Chairman   President and Director since
World Trade Center--Baltimore                         of the Board                       1986 of The Chapman Co.
401 East Pratt Street, 28th Floor                                                        President and Director since
Baltimore, Maryland 21202                                                                1988 of Chapman Capital
                                                                                         Management, Inc. President and
                                                                                         Director of Chapman Holdings,
                                                                                         Inc. since 1997.  President and
                                                                                         Director of Chapman Capital
                                                                                         Management Holdings, Inc. since
                                                                                         1998.

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
Dr. Glenda Glover                            45       Director                           Dean of School of Business,
World Trade Center--Baltimore                                                            Jackson State University since
401 East Pratt Street, 28th Floor                                                        1994.  Chairperson of Accounting
Baltimore, Maryland 21202                                                                Department, Howard University
                                                                                         from 1990 through 1994.

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
Dr. Benjamin Hooks*                          73       Director                           Senior Vice President of The
World Trade Center--Baltimore                                                            Chapman Co. since 1993.
401 East Pratt Street, 28th Floor                                                        Executive Director of the NAACP
Baltimore, Maryland 21202                                                                from 1977 to 1993.

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
James B. Lewis                               51       Director                           City Administrator, City of Rio
World Trade Center--Baltimore                                                            Rancho, NM since March 1996.
401 East Pratt Street, 28th Floor                                                        Chief Clerk--State Corporation
Baltimore, Maryland 21202                                                                Commission of New Mexico from
-------------------------------------------- -------- ---------------------------------- ----------------------------------


-------------------------------------------- -------- ---------------------------------- ----------------------------------
                                                                                         Principal Occupation(s) during
Name and Address                             Age      Position Held with the Company     Past 5 Years
-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------

                                                                                         1995 to 1996. Chief of Staff,
                                                                                         Office of the Governor of
                                                                                         New Mexico from 1991 to 1995.

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
Wilfred Marshall                             63       Director                           Principal, Marshall Enterprises
World Trade Center--Baltimore                                                            since 1994.   Director, Mayor's
401 East Pratt Street, 28th Floor                                                        Office of Small Business
Baltimore, Maryland 21202                                                                Assistance--City of Los Angeles
                                                                                         1981 to 1994.

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
David Rivers                                 55       Director                           Director of Community
World Trade Center--Baltimore                                                            Development Medical University
401 East Pratt Street, 28th Floor                                                        of South Carolina Environmental
Baltimore, Maryland 21202                                                                Hazards Assessment Program since
                                                                                         1994; President, Research
                                                                                         Planning and Management from
                                                                                         1991 to 1994.

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
Lottie H. Shackelford *                      57       Director                           Executive Vice President of
World Trade Center--Baltimore                                                            Global USA since 1994. City
401 East Pratt Street, 28th Floor                                                        Director of Little Rock,
Baltimore, Maryland 21202                                                                Arkansas, 1978 to 1992. Director
                                                                                         of Chapman Holdings, Inc. since
                                                                                         1998.

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
Ronald A. White                              49       Director                           Senior Partner, Ronald A. White,
World Trade Center--Baltimore                                                            P.C., since 1982.
401 East Pratt Street, 28th Floor
Baltimore, Maryland 21201

-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
Earl U. Bravo, Sr.                           51       Secretary and Assistant Treasurer  Secretary and Assistant
World Trade Center--Baltimore                                                            Treasurer since 1997 of The
401 East Pratt Street, 28th Floor                                                        Chapman Co.  Senior Vice
Baltimore, Maryland 21202                                                                President, Secretary, Assistant
                                                                                         Treasurer and Director of
                                                                                         Chapman Holdings, Inc. since
                                                                                         1997.  Vice President,
                                                                                         Secretary, Assistant Treasurer
                                                                                         and Director of Chapman Capital
                                                                                         Management Holdings, Inc. since
                                                                                         1998.  Mr. Bravo has been
                                                                                         employed in various senior
                                                                                         executive positions with The
                                                                                         Chapman Co. and Chapman Capital
                                                                                         Management, Inc. since 1990.
-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
M. Lynn Ballard                              56       Treasurer and Assistant Secretary  Treasurer and Assistant
World Trade Center--Baltimore                                                            Secretary since 1997 of The
401 East Pratt Street, 28th Floor                                                        Chapman Co.  Treasurer and
Baltimore, Maryland 21202                                                                Assistant Secretary of Chapman
                                                                                         Holdings, Inc. since
-------------------------------------------- -------- ---------------------------------- ----------------------------------



-------------------------------------------- -------- ---------------------------------- ----------------------------------
                                                                                         Principal Occupation(s) during
Name and Address                             Age      Position Held with the Company     Past 5 Years
-------------------------------------------- -------- ---------------------------------- ----------------------------------
-------------------------------------------- -------- ---------------------------------- ----------------------------------
                                                                                         1997 and Chapman Capital
                                                                                         Management Holdings, Inc. since
                                                                                         1998.  Ms. Ballard has been
                                                                                         employed as a senior financial
                                                                                         executive of The Chapman Co.
                                                                                         and Chapman Capital Management,
                                                                                         Inc. since 1990.
-------------------------------------------- -------- ---------------------------------- ----------------------------------



         The Company pays directors who are not officers of the Company a fee of $1,000 for each Board of Directors meeting attended and reimburses each such director for all out-of-pocket expenses relating to the attendance at meetings. Officers of the Company do not receive compensation from the Company.

Compensation Table--Fiscal Year 1998


--------------------------------- -------------------- ----------------------- -------------------- -----------------------
                                                       Retirement or Pension                        Total Compensation
                                  Aggregate            Benefits Accrued as     Estimated Annual     from Company and Fund
Name of Person/                   Compensation from    Part of Company         Benefits upon        Complex (2 Companies)
Position                          Company              Expenses                Retirement           Paid to Directors
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
Nathan A. Chapman, Jr.            None                 None                    None                 None
President, Director, Chairman
of the Board

--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
Dr. Glenda Glover                 $1,000               None                    None                 $6,000
Director

--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
Dr. Benjamin Hooks                $4,000               None                    None                 $9,000
Director

--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
James Lewis                       $4,000               None                    None                 $9,000
Director

--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
Wilfred Marshall                  $4,000               None                    None                 $4,000
Director

--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
Lottie Shackelford                $4,000               None                    None                 $9,000
Director

--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
Ronald A. White                   $3,000               None                    None                 $6,000
Director

--------------------------------- -------------------- ----------------------- -------------------- -----------------------
--------------------------------- -------------------- ----------------------- -------------------- -----------------------
David Rivers                      $4,000               None                    None                 $4,000
Director

--------------------------------- -------------------- ----------------------- -------------------- -----------------------

         Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

         Because other series of the Company have in place certain distribution arrangements that are regulated by the 1940 Act, the directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the directors who are not "interested persons" of the Company.

Control Persons and Principal Holders of Securities

         The following table sets forth, to the Company's knowledge, the name, address and percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding common stock as of January 31, 1999.



------------------------------------------------- --------------------------------------------- ---------------------

NAME OF BENEFICIAL OWNER                          ADDRESS                                       %
------------------------------------------------- --------------------------------------------- ---------------------
------------------------------------------------- --------------------------------------------- ---------------------
Maryland Teachers and State Employees             6 St. Paul Street, Suite 200                  57%
Supplemental Retirement Agency                    Baltimore, MD 21202

------------------------------------------------- --------------------------------------------- ---------------------
------------------------------------------------- --------------------------------------------- ---------------------
City of Philadelphia                              640 MSB, 1404 JFK Boulevard                   6%
                                                  Philadelphia, PA 19102-1681

------------------------------------------------- --------------------------------------------- ---------------------
------------------------------------------------- --------------------------------------------- ---------------------
State Treasurer of Mississippi                    PO Box 138                                    6%
                                                  Jackson, MS 39205

------------------------------------------------- --------------------------------------------- ---------------------
------------------------------------------------- --------------------------------------------- ---------------------
Chapman Capital Management                        401 E. Pratt Street                           5%
Holdings, Inc.                                    28th Floor
                                                  Baltimore, MD 21202
------------------------------------------------- --------------------------------------------- ---------------------
------------------------------------------------- --------------------------------------------- ---------------------
Nathan A. Chapman, Jr.                            401 E. Pratt Street                           5%*
                                                  28th Floor
                                                  Baltimore, MD 21202
------------------------------------------------- --------------------------------------------- ---------------------
------------------------------------------------- --------------------------------------------- ---------------------
All Directors and Officers                        401 E. Pratt Street                           5%*
of the Fund as a Group                            28th Floor
                                                  Baltimore, MD 21202
------------------------------------------------- --------------------------------------------- ---------------------


* Mr. Chapman, President, Chairman of the Board and a Director of the Company is a beneficial owner of the shares of the Fund owned of record by Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc. Mr. Chapman is the President, Chairman of the Board and a Director of Chapman Capital Management Holdings, Inc. Mr. Chapman owns a majority of the outstanding common stock of each of Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc.

         Because the Maryland Teachers and State Employees Supplemental Retirement Agency owns 57% of the issued and outstanding common stock of The Chapman US Treasury Money Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

         There were no shares of The Chapman Institutional Cash Management Fund outstanding during the period November 1, 1997 through January 31, 1999.

The Investment Advisor

         CCM, the Funds' investment adviser, has been retained under an advisory and administrative services agreement ("Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund in accordance with each Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. CCM was established in 1988 and is located at the World Trade Center--Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

         CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc., which is structured as a holding company of CCM. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of CCM.

         The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of CCM:



-------------------------------- ------------------------------------ --------------------------------------
Name and
Principal Business Address       Position With CCM                    Position With Company
-------------------------------- ------------------------------------ --------------------------------------
-------------------------------- ------------------------------------ --------------------------------------
Nathan A. Chapman, Jr.           President and Director               President, Director and Chairman of
                                                                      the Board

-------------------------------- ------------------------------------ --------------------------------------
-------------------------------- ------------------------------------ --------------------------------------
Earl U. Bravo, Sr.               Secretary and Assistant Treasurer    Secretary and Assistant Treasurer

-------------------------------- ------------------------------------ --------------------------------------
-------------------------------- ------------------------------------ --------------------------------------
M. Lynn Ballard                  Treasurer and Assistant Secretary    Treasurer and Assistant Secretary

-------------------------------- ------------------------------------ --------------------------------------



         CCM has sole investment discretion for the Funds and makes all decisions affecting assets in the Funds' portfolios under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. CCM selects investments for each Fund and places purchase and sale orders on behalf of the Funds. CCM receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of
 .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly. For the fiscal years ended October 31, 1998, 1997, and 1996 the CCM received management and administrative fees of $243,507 and 48,701, $253,201 and $50,640 and $200,323 and $40,064, respectively, from The
Chapman US Treasury Money Fund. CCM reimbursed expenses above .65%,
 .67% and .75% of average daily net assets for The Chapman US
Treasury Money Fund for the years ended October 31, 1998, 1997, and
1996, respectively, amounting to $142,418, $134,280 and $48,517, respectively.

         During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in The Chapman Institutional Cash Management Fund since that time. However, The Chapman Institutional Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

         The Investment Advisor has agreed to continue to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively, until at least December 31, 1999. However, the Investment Advisor's obligation is limited to the total of its advisory and administration fees and there is no guarantee that the Investment Advisor will continue to provide the funds with these fee waivers beyond December 31, 1999.

         In connection with the provision of advisory services, CCM will obtain and provide investment research and will supervise each Fund's investments each conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Funds' assets. CCM will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. CCM will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, CCM will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of each Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. CCM will pay for its own costs in providing the above listed services.

Distributor and Principal Underwriter

         The Chapman Co., the Funds' distributor, is a registered broker-dealer and a member of the NASD. The Chapman Co. is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The offering of each Fund's shares is continuous.

         The Chapman Co. acts as exclusive underwriter of the Funds on a best efforts basis. The Chapman Co. sells shares to investors without a sales charge. It receives no commissions, expenses or other compensation from the Company. It may pay commissions to its sales representatives or to other broker-dealers for sales of Fund shares. Listed below are persons affiliated with both the Funds and The Chapman Co.


-------------------------------- ------------------------------------ --------------------------------------
Name and
Principal Business Address       Position With The Chapman Co.        Position With Company
-------------------------------- ------------------------------------ --------------------------------------
-------------------------------- ------------------------------------ --------------------------------------
Nathan A. Chapman, Jr.           President and Director               President, Director and Chairman of
The Chapman Co.                                                       the Board
401 E. Pratt St.
28th Floor
Baltimore, MD  21202
-------------------------------- ------------------------------------ --------------------------------------
-------------------------------- ------------------------------------ --------------------------------------

Earl U. Bravo, Sr.               Secretary and Assistant Treasurer    Secretary and Assistant Treasurer
The Chapman Co.
401 E. Pratt St.
28th Floor
Baltimore, MD  21202
-------------------------------- ------------------------------------ --------------------------------------
-------------------------------- ------------------------------------ --------------------------------------

M. Lynn Ballard                  Treasurer and Assistant Secretary    Treasurer and Assistant Secretary
The Chapman Co.
401 E. Pratt Street
28th Floor
Baltimore, MD  21202
-------------------------------- ------------------------------------ --------------------------------------
-------------------------------- ------------------------------------ --------------------------------------

Lottie Shackelford               Control Person                       Director
The Chapman Co.
401 E. Pratt Street
28th Floor
Baltimore, MD 21202
-------------------------------- ------------------------------------ --------------------------------------

Custodian

         UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Funds. Under the Custody Agreement, the Bank has agreed to: (1) maintain a separate account or accounts in the name of each of the Funds; (2) receive, hold and deliver portfolio securities for the account of the Funds; (3) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (4) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (5) make periodic reports to the Board of Directors concerning the Funds' operations.

Transfer Agent

         CCM also serves as transfer agent and dividend paying agent pursuant to a Shareholder Services Agreement. Under the agreement, CCM has agreed to: (1) purchase and redeem shares of the Funds for stockholders; (2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its stockholders of record, including reports to stockholders and proxy materials for meetings of stockholders, and (5) make periodic reports to the Company. For its services under the Agreement, the Transfer Agent will be compensated $18.00 per account, with a monthly minimum of $1,500.00 per Fund excluding out-of-pocket expenses. For the fiscal years ended

October 31, 1998, 1997 and 1996, the US Treasury Fund has paid CCM $18,578, $18,989 and $18,582, respectively for it services under the Shareholders Services Agreement.

                               PURCHASE OF SHARES

         Shares of each Fund may be purchased by telephone and bank wire and by mail as described in the Prospectus.

         Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by CCM, as the Funds' transfer agent, and federal funds are received by CCM. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the CCM by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased. Payments transmitted by check will normally be converted to federal funds by CCM, as agent for the investor, within one business day for checks drawn on a member bank of the Federal Reserve System, at which time the purchase would normally become effective. It will take longer for most other checks. All checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. If purchases are made by check, redemption of such shares will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. Shares will continue to accrue dividends during this period.


                                    EXCHANGES

         Shares of one Fund may be exchanged at net asset value for shares of the other Fund without charge. An exchange may be made by telephone as set forth in the Prospectus. An exchange may also be made by mail and must be made by mail if a new account must be opened or the accounts are not identically registered.

         An exchange may be made by letter to The Chapman Funds at the address set forth on the cover page of the Prospectus. The letter should be addressed to the Fund whose shares are being exchanged and should include names and numbers for both accounts and the amount being exchanged. The letter must be signed by all registered owners. If the accounts are not identically registered, the signatures must be guaranteed. If a shareholder does not have an account with each Fund, the letter must be accompanied by an Application.

         An exchange of shares will be effected at the net asset value per share of each Fund next determined after receipt by CCM of a request for exchange in proper form, including all stock certificates, stock powers, appropriate signatures, signature guarantees and other documentation as may be required by CCM.


                              REDEMPTION OF SHARES

         Shares of each Fund may be redeemed by telephone or wire as described in the Prospectus. Shares may also be redeemed by mail, and must be redeemed by mail, if the proceeds are to be sent to anyone other than the stockholder or to any bank account or address not specified in the application.

         Written requests for redemption must be signed by the registered stockholder. If the proceeds are paid to anyone other than the registered stockholder or sent to any address other than the stockholder's registered address or pre-designated bank account, signatures must be guaranteed.

         CCM will wire the redemption proceeds to a bank account at a commercial bank designated by the stockholder in the redemption request, if the stockholder so requests, or will mail a check to the address specified in the redemption request, if any required signature guarantee is provided.

         Signature guarantees must be by a national bank, a state bank or trust company or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges. Signature guarantees by a savings bank, savings and loan association or notary public are not acceptable.

         All requests for redemption should be sent to The Chapman Funds at the address set forth on the cover page of the Prospectus.

         For redemption requests received prior to 12:00 p.m. (Eastern Time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern Time), redemption proceeds normally will be available for payment to the shareholder on such next business day.

         The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds reserve the right to suspend redemptions or postpone the day of payment for more than seven days in any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on that Exchange is restricted or any emergency exists, as determined by the Securities and Exchange Commission, which may make disposal of investments or determination of net asset value not reasonably practicable, or for such other periods as the Commission by order may permit for the protection of investors.

         If payment for shares is made by check, the Funds will not effect redemptions and redemption proceeds will not be available until the check has cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. Shares will continue to accrue dividends during this period.


                             PORTFOLIO TRANSACTIONS

         CCM is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Funds subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

         The Company's policy for placing orders for purchases and sales of securities for the Funds is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

         The Chapman Co. may effect brokerage transactions for the Funds when it is able to provide a net price and execution at least as favorable to the Funds as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Funds may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the Securities and Exchange Commission. The Board of Directors of the Company has adopted procedures, which it will review annually, intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Company and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures. The Company has paid no commissions to The Chapman Co. in any of the past three fiscal years.

         When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or CCM. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit CCM in the management of accounts of other clients and may not benefit the Funds directly. While such services are useful and important in supplementing its own research, CCM believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to CCM will not be reduced by the value of such services.

         CCM and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may invest and may have relationships with the issuers of securities purchased by a Fund.

         Investment decisions for each Fund are made independently from those for other accounts advised by CCM.

         CCM's other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and the other Fund or account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other Fund or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. To the extent permitted by law, the securities to be sold or purchased for a Fund may be aggregated with those to be sold or purchased for the other Fund or accounts in order to obtain best execution.


                                 NET ASSET VALUE

         The net asset value of shares of each of the Funds is determined each day as of the close of trading on the New York Stock Exchange, presently 4:00 p.m. The New York Stock Exchange is scheduled to be open Monday through Friday except for certain Federal and other holidays. Currently, those days include:
New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The amortized cost method is used to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost initially and thereafter amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained in a similar entity which uses market value to value its portfolio instruments.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in

Rule 2a-7) of 397 days or less and invest only in US dollar denominated instruments that the Company's Board of Directors determines present minimal credit risks, and which are eligible securities (as defined in Rule 2a-7) at the time of acquisition. In addition, The Chapman Institutional Cash Management Fund will invest at least 95% of its total assets in eligible securities which are rated in the highest rating category for short-term debt obligations as provided in Rule 2a-7, and will not invest more than 5% of its total assets in securities (other than US Government securities) issued by any one issuer. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors at appropriate intervals to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing stockholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


                                    DIVIDENDS

         Daily dividends declared by each Fund include net investment income and net realized short-term capital gain or loss. Net investment income consists of interest accrued and discount earned on each Fund's securities (including original issue and market discount) less amortization of market premium on securities and accrued expenses of the Fund. It is not expected that either Fund will realize net long-term capital gains or losses. As stated in the Prospectus, it is intended that each Fund will maintain a net asset value per share at $1.00.

         As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that the Fund's net asset value per share may fall below $1.00. Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a stockholder's receiving no dividends for the period in which it holds shares of the Fund and in its receiving upon redemption a price per share lower than that which it paid.


                                      TAXES

         Qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that each Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of or other income derived with respect to its business of investing in stock, securities or foreign currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, US Government securities, securities of other regulated investment companies and investments in other securities which with respect of any one issuer, do not represent more than 5% of the value of the Fund's assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of (a) any one issuer (other than US Government securities) or the securities of other regulated investment companies; or (b) two or more issuers which the taxpayer controls and which are engaged in the same or similar trades or businesses. These percentage limitations are necessary for qualification under Subchapter M are separate and apart from the percentage limitations in Section 5(b)(1) of the 1940 Act.

         If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code (a) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to stockholders, and (b) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to stockholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends).


                                      YIELD

         The Company makes available yield quotations based upon the seven-day period ended on the date of calculation for each Fund. In arriving at such quotations, the Company first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period (such net change being inclusive of the value of any additional shares issued in connection with distributions of net income as well as net income accrued on both the original share and any such additional shares but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

         In addition, the Company may make available for the Funds "effective yield" quotations, computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         On January 31, 1999, the Company's annualized seven day yield was 3.81%. Yield quotations are based on historical earnings and are not intended to indicate future performance or forecast the dividend per share of a Fund.

                                  CAPITAL STOCK

         The Company is an open-end management investment company, known as a series fund, which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. The Company was incorporated under the laws of the State of Maryland on November 22, 1988.

         The Company's charter authorizes the Board of Directors to issue
10 billion full and fractional shares of common stock, par value, $.001 per share, of which one billion are designated The Chapman US Treasury Money Fund and one billion are designated The Chapman Institutional Cash Management Fund.

         The Board has the power to classify and reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Funds, when issued, will be fully paid and nonassessable.

         All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class.

         Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

         Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

         In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

         Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

         Stockholders of the Company are not entitled to any preemptive or conversion rights.


                             COUNSEL TO THE COMPANY

         Venable, Baetjer and Howard, LLP, Baltimore, Maryland is counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to CCM, the Funds' investment adviser, and The Chapman Co., the Funds' distributor.


                             INDEPENDENT AUDITORS

         Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103 serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.


                              FINANCIAL STATEMENTS

         The financial statements of the Company for the year ended October 31, 1998 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the Company's 1998 Annual Report to stockholders and are incorporated herein by reference. Also see financial highlights in the Company's Prospectus. To request a copy of the Company's financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.